Subsequent Event - Additional Information (Details)				1 Months Ended
	Dec. 30, 2020 CAD ($)	Apr. 23, 2019 CAD ($)	Apr. 15, 2019 CAD ($)	Jun. 30, 2019 CAD ($)	Mar. 31, 2021 CAD ($)
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issue of common shares	$ 1,000			$ 39,434,000
Ratio of rights offering			1
Significant Commitments or Contingent Liabilities
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Amount seek for damage					$ 700,000,000
Amount based on loss of future value of shares					664,000,000
Provisions					$ 0
S A L P
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Conversion of debt into common shares			$ 229,000,000
Private Placement
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issue of common shares		$ 75,000,000
Private Placement | S A L P
Disclosure Of Nonadjusting Events After Reporting Period [Line Items]
Proceeds from issue of common shares		$ 25,000,000